Corporate income taxes	3 Months Ended
Jan. 31, 2022
Text Block [Abstract]
Corporate income taxes
19.	Corporate income taxes
Since 2016, the Bank has received reassessments totaling $1,201 million of tax and interest as a result of the Canada Revenue Agency (the “CRA”) denying the tax deductibility of certain Canadian dividends received during the 2011-2016 taxation years. The circumstances of the dividends subject to these reassessments are similar to those prospectively addressed by rules introduced in 2015 and 2018.
In 2021, a subsidiary of the Bank received withholding tax assessments from the CRA in respect of certain of its securities lending transactions for its 2014 and 2015 taxation years totaling $
173
 million of tax, penalties and interest. In the first quarter of 2022, assessments totaling $297 million were received in respect of similar securities lending transactions in 2016 and 2017.
In respect of both matters
,
the Bank is confident that its tax filing position was appropriate and in accordance with the relevant provisions of the Income Tax Act (Canada) and intends to vigorously defend its position.